TAXATION (Details 1) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2008	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TAXATION
Income(loss) before income taxes		$ 1,239,491	$ (50,357)	$ (745,660)
Statutory EIT rate	25.00%	25.00%	25.00%	25.00%
Income tax benefit(expense) computed at statutory EIT rate		$ 309,873	$ (12,589)	$ (186,415)
Reconciling items:
International tax rate differential		(16)	46	0
Non-deductible expenses		1,219	132,498	57,401
Valuation allowance		(18,120)	(108,388)	129,014
Income tax expense		$ 292,956	$ 11,567	$ 0
Effective tax rate		24.00%	(23.00%)	0.00%